Derivative Financial Instruments (Details 1) (Derivatives not designated as hedging instruments [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative instruments gain (loss) recognized in Income
Amount of Gain or (Loss) Recognized in Income on Derivative	$ 5	$ (45)	$ (15)
Foreign forward exchange contracts [Member] | Interest expense [Member]
Derivative instruments gain (loss) recognized in Income
Amount of Gain or (Loss) Recognized in Income on Derivative	$ 5	$ (45)	$ (15)